Note 13 - Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of currecny risk explanatory [text block]
	As at November 30,	As at November 30,
	2024	2023
	($)	($)
Assets
United States Dollar	46,417	60,652
Brazilian Real	27	30
Colombian Peso	428	546
Total	46,872	61,228